UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Barclays Wealth Trustees (Guernsey) Ltd
Address: P.O. Box 671
	 Level 1, Regency Court, Glategny Esplanade
	 St Peter Port GY1 3ST
	 Guernsey

Form 13F File Number: 	028-13884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Martin Pollock
                        Title: Director, Barclays Wealth
                        Phone: 044 1534 711 111

Signature, Place, and Date of Signing:

Martin Pollock, St Peter Port Guernsey,  March 30, 2010

* This is a re-submission of an historical filing

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC